STOCK-BASED COMPENSATION	12 Months Ended
Sep. 30, 2023
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

15.         STOCK-BASED COMPENSATION

on April 14, 2021 the Company granted its employees options to purchase 160,000 ordinary shares at the price of US$13.99 (“Tranche 21”). On Jan 3, 2022 the Company granted its employees options to purchase 40,000 ordinary shares at the price of US$7.23. On May 22 2023, the Company granted its employees options to purchase 38,000 ordinary shares at the price of US$6.79.

All the options have an expiration date that is 5 to 10 years from the date of grant and vest immediately or over a period of 1 to 5 years. 33,000 and -nil- options under the 2009 Plan, and 284,370 and 303,060 options under the 2014 Plan were outstanding as of September 30, 2022 and 2023 respectively.

All the option awards have an exercise price of US$5.19 to US$20.7 and expire 5 to 10 years from the date of grant and vest immediately or over a period of 1 to 10 years.

For the options outstanding at September 30, 2022 and 2023, the weighted average remaining contractual lives are 0.26 and–nil- years, respectively.

The Company recorded share-based compensation expense for share options of RMB0.66 million and RMB 10.95 million and RMB1.04 million for the years ended September 30, 2021, 2022 and 2023 respectively. As of September 30, 2022 and 2023, there were RMB-nil- and RMB 0.17 million of total unrecognized compensation expense related to non-vested share-based compensation arrangement under the 2014 Plan.

Under the term of the 2014 Plan, on March 1, 2018, June 1, 2018 and September 1, 2018 the Company granted total of 22,500 restricted shares to its management at an aggregate value of US$167,925, based on the stock closing price of US$8.6, US$7.2 and US$6.6 at March 1, 2018, June 1, 2018 and September 1, 2018, respectively. The vesting period of these shares was 1 year from the grant date, which is March 1, 2019, June 1, 2019 and September 1, 2019, respectively. The Company issued a total of 320,000 restricted shares to its management and employees during the year ended September 30, 2020. The Company recorded share-based compensation expense for restricted shares of RMB11.6 million, RMB -nil- and RMB -nil- for the years ended September 30, 2021, 2022 and 2023, respectively.

During the fiscal year ended September 30, 2020, we awarded an aggregate of 30,000 treasury stock shares to its employees and recorded share-based compensation expense of RMB1,595, and resulted in decrease RMB7,212 cost of treasury stocks.

During the fiscal year ended September 30, 2022, we awarded an aggregate of 14,386 treasury stock shares to its employees, and resulted in decrease RMB4,223 cost of treasury stocks. We didn’t award any treasury stock shares in the fiscal year ended September 30, 2023.

A summary of the stock option activity under the 2009 and 2014 Plans is as follows:

	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche
	11	12	13	14	15	16	17	18	19	20	21	22	23	24
	January 4,	April 19,	May 16,	August 3,	January 3,	October 2,	December 22,	January 2,	March 1,	January 2,	January 2,	April 14,	January 3,	May 22,
Grant date	2016	2016	2016	2016	2017	2017	2017	2018	2018	2019	2020	2021	2022	2023

Outstanding as of September 30, 2020	13,500	60,000	20,000	20,000	18,000	2,500	8,800	29,000	20,000	36,000	38,000	—	—	—

Number of options granted	—	—	—	—	—	—	—	—	—	—	—	160,000	—	—
Options exercised	—	—	—	—	—	—	(1,000)	—	—	—	—	(20,930)	—	—
Options cancelled/expired	(1,000)	(60,000)	(20,000)	(20,000)	—	(2,500)	(6,000)	(10,000)	—	—	—	—	—	—
Outstanding as of September 30, 2021	12,500	—	—	—	18,000	—	1,800	19,000	20,000	36,000	38,000	139,070	—	—

Number of options granted	—	—	—	—	—	—	—	—	—	—	—	—	40,000	—
Options exercised	—	—	—	—	—	—	(1,000)	—	—	—	—	(15,510)	—	—
Options cancelled/expired	—	—	—	—	(4,000)	—	(800)	—	—	—	—	—	—	—
Outstanding as of September 30, 2022	12,500	—	—	—	14,000	—	—	19,000	20,000	36,000	38,000	123,560	40,000	—

Number of options granted	—	—	—	—	—	—	—	—	—	—	—	—	—	36,000
Options exercised	—	—	—	—	—	—	—	—	(5,497)	—	—	—	—	—
Options cancelled/expired	(12,500)	—	—	—	(14,000)	—	—	(19,000)	(10,503)	—	—	(14,860)	(2,000)	—
Outstanding as of September 30, 2023	—	—	—	—	—	—	—	—	4,000	36,000	38,000	108,700	38,000	36,000
Options vested and exercisable	—	—	—	—	—	—	—	—	—	—	—
At September 30, 2021	12,500	—	—	—	18,000	—	1,800	19,000	20,000	36,000	38,000	139,070	—	—
At September 30, 2022	12,500	—	—	—	14,000	—	—	19,000	20,000	36,000	38,000	123,560	40,000	—
At September 30, 2023	—	—	—	—	—	—	—	—	4,000	36,000	38,000	108,700	38,000	36,000
Weighted average fair value at the grant date (US$)	9.0	15.4	12.4	14.4	4.0	7.7	4.4	5.1	5.1	4.0	2.5	12.5	5.4	4.6

The fair value of each option granted is estimated on the date of grant using the Black-Scholes Option Pricing Model:

	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche
	11	12	13	14	15	16	17	18	19	20	21	22	23	24
Exercise price (US$)	13.8	20.5	16.5	20.0	20.7	16.50	8.0	9.1	8.2	5.19	5.30	15.85	7.23	6.79
Average risk-free interest rate	1.73%	1.79%	1.75%	1.55%	1.94%	1.94%	2.26%	2.25%	2.58%	2.49%	1.67%	0.87%	1.37%	0.04%
Expected option life (year)	5	10	10	10	5	5	5	5	5	5	5	5	5	10
Volatility rate	80.72%	69.27%	69.92%	65.37%	63.87%	52.40%	63.16%	64.58%	68.19%	103.32%	52.62%	109.92%	100.95%	0.74%
Dividend yield	—	—	—	—	—	—	—	—	—	—	—	—	—	—

The aggregate intrinsic value as of September 30, 2023 and 2022 is US-nil- and US$319, respectively.